Inventories (Details) - BFLY Operations Inc - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Raw materials	$ 7,688	$ 843
Work-in-progress	865	4,788
Finished goods	17,252	3,810
Total inventories	25,805	9,441
Net realizable value inventory adjustments and excess and obsolete inventory charges	$ 7,100	$ 2,700